RELATED PARTY TRANSACTIONS - Compensation to key management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Salaries and other short-term employee benefit	$ 12.7	$ 11.0	$ 11.9
Post-employment benefits	0.5	0.2	0.3
Termination benefits	0.9
Share-based payments	19.5
Other long-term benefits	0.3	0.8
Total	33.9	$ 12.0	$ 12.2
Remuneration paid to the Boards of Directors	0.0
Loans granted to key management	$ 0.0